Summary of Significant Accounting Policies (Details)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of owned subsidiary	51.00%
Exclusive option agreement term	10 years
Service fee, percentage	51.00%
Operating segments	2	2
Operating business	2	2
Hunan MYT [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating segments	2	2
Hunan MYT [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Service fee, percentage	100.00%
39Pu [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Service fee, percentage	51.00%
Shanghai MYT [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Service fee, percentage	100.00%